N-2	6 Months Ended
Mar. 31, 2026 $ / shares
Cover [Abstract]
Entity Central Index Key	0002000645
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Octagon XAI CLO Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

XA Investments LLC (“XAI” or the “Adviser”) serves as the investment adviser to the Fund. The Fund’s investment objective is to provide high income and total return. Under normal market conditions, the Fund will invest at least 80% of its managed assets in securities of collateralized loan obligation entities (“CLOs”), including the debt tranches of CLOs (“CLO Debt”) and subordinated tranches of CLOs (often referred to as the “residual” or “equity” tranche) (“CLO Equity”). “Managed Assets” means the total assets of the Fund, including assets attributable to the Fund’s use of leverage, minus the sum of its accrued liabilities (other than liabilities incurred for the purpose of creating leverage). The Fund will purchase CLO investments in the primary and secondary markets.

The Fund offers, on a continuous basis, two classes of common shares of beneficial interest: Class I Shares and Class A Shares. The Fund has received exemptive relief from the Securities and Exchange Commission (“SEC”) which permits the Fund to, among other things, issue multiple classes of shares, impose on certain of the classes a sales charge or an early withdrawal charge and schedule waivers of such, and impose class specific annual asset-based distribution and/or shareholder service fees on the assets of the various classes of shares to be used to pay for expenses incurred in fostering the distribution and/or shareholder servicing of shares of the particular class. Class I commenced operations on November 4, 2024 and Class A commenced operations on December 2, 2024. The Fund had no operations prior to November 4, 2024, other than matters relating to its registration and initial sale of 4,000 Class I Shares of the Adviser, which represented the initial capital of $100,000 at $25.00 per share.

Class I [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 23.57
Class A [Member]
General Description of Registrant [Abstract]
Highest Price or Bid, NAV	24.02
NAV Per Share	$ 23.55